Label	Element	Value
BNY Mellon Innovators ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Fund Summary
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the period May 18, 2023 (commencement of operations) through February 29, 2024, the fund's portfolio turnover rate was 12.39% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	12.39%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

To pursue its goal, the fund normally invests principally in equity securities of U.S. innovation-driven companies. The fund's sub-adviser, Newton Investment Management North America, LLC (NIMNA), an affiliate of the Adviser, considers innovation-driven companies to be (i) leading edge companies that, through their intellectual property, provide ground-breaking and/or innovative products and services that can be disruptive and transformative to existing business models and practices and (ii) business enterprises that are positively impacted by the transformation of their business models and practices through the use of such products or services.

NIMNA considers ground-breaking and/or innovative products and services to be products and services that are new or significantly improved and involve the application of technical and complex new technologies, materials, processes or approaches. Ground-breaking and/or innovative products and services provide unique and/or valuable benefits to business enterprises or consumers, including better performance, efficiency and convenience compared to existing products or services. Consequently, the development and introduction of such products and services can quickly render existing products and services obsolete or outdated, thereby transforming and disrupting the business models and practices of companies. NIMNA believes that companies providing or benefiting from ground-breaking and/or innovative products and services will be positively impacted by the related transformation of their business models and practices. NIMNA also believes that the offering or use of ground-breaking and/or innovative products and services, and the resulting disruption and transformation of business models and practices, could lead to shifts in business enterprise or consumer demand for these and related types of products and services, which could further drive innovation and increase price competition. NIMNA further believes that the offering or use of ground-breaking and/or innovative products and services could have economic benefits, create new jobs, and improve quality of life.

In evaluating innovation-driven companies for potential investment, NIMNA assesses various factors, which may include a company's: investment in research and development; intellectual property portfolio; product or service differentiation; industry recognition; market share or growth; or organizational culture.

NIMNA employs a growth-oriented investment style in managing the fund's portfolio and focuses on individual stock selection. NIMNA selects stocks for the fund by using fundamental research complemented by "thematic insights" to identify companies that it considers to have attractive investment characteristics, such as strong business models and competitive positions, attractive valuation, solid cash flows and balance sheets, high quality management and high sustainable earnings growth. The combination of fundamental research and thematic insights enables NIMNA to better understand the drivers and beneficiaries of innovation and disruption as well as structural headwinds and tailwinds for a company's overall business. Thematic insights refer to overarching or recurring themes, trends or shifts that emerge from NIMNA's research and analysis of global economic information. NIMNA uses thematic insights to complement its fundamental research to better understand potential opportunities, changes and/or risks to a company, industry or sector. NIMNA believes that by using thematic insights and focusing on global investment themes, it can identify opportunities and risks that may not be immediately apparent through traditional financial analysis or company comparisons. NIMNA believes this can help provide a differentiated perspective on companies and the broader economy that highlights potential opportunities peers may overlook and enables NIMNA to identify sustainable growth opportunities over a longer time horizon.

The fund invests principally in common stocks of U.S. companies. The fund considers a U.S. company to be a company organized or with its principal place of business in, or that has a majority of its assets or business in, or whose securities are primarily listed or traded on exchanges in, the United States. The fund may invest in securities of companies with any market capitalization. The fund may, from time to time, invest a significant portion (more than 20%) of its net assets in securities of companies in one or more market sectors. As of February 29, 2024, the fund invests a significant portion of its assets in securities of companies in the health-care and information technology sectors.

NIMNA monitors the securities in the fund's portfolio and will consider selling a security if, in NIMNA's opinion, the company's business momentum deteriorates, the security's valuation exceeds NIMNA's valuation of the security and has limited upside potential, better investment opportunities emerge elsewhere, or an event occurs that contradicts NIMNA's rationale for owning the security, such as deterioration in the company's financial fundamentals.

The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

Since the fund does not have a full calendar year of operations, past performance information for the fund is not presented in this prospectus.  Once the fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the fund by showing the variability of the fund's returns based on net assets and comparing the fund's performance to a broad based securities index. Annual performance returns provide some indication of the risks of investing in the fund by showing changes in performance from year to year.  Comparison of fund performance to an appropriate index indicates how the fund's average annual returns compare with those of a broad measure of market performance.  The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Recent performance information is available at www.im.bnymellon.com.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	Once the fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the fund by showing the variability of the fund's returns based on net assets and comparing the fund's performance to a broad based securities index.
Performance One Year or Less [Text]	oef_PerformanceOneYearOrLess	Since the fund does not have a full calendar year of operations, past performance information for the fund is not presented in this prospectus.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.im.bnymellon.com
BNY Mellon Innovators ETF | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
BNY Mellon Innovators ETF | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Mellon Innovators ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Non-diversification risk: The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
BNY Mellon Innovators ETF | Risks of stock investing [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Risks of stock investing: Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.
BNY Mellon Innovators ETF | Innovation-driven company risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Innovation-driven company risk: There can be no assurance that a company identified as an innovation-driven company by NIMNA will ultimately introduce or benefit from a new product or service or that such product or service may not be significantly delayed or have the affect NIMNA anticipated. The returns on a portfolio of securities that are viewed by NIMNA as innovation-driven companies may trail the returns of a portfolio that is not limited to securities of innovation-driven companies. Investing only in securities of innovation-driven companies may affect the fund's exposure to certain types of investments and may adversely impact the fund's performance depending on whether such investments are in or out of favor in the market.
BNY Mellon Innovators ETF | Market sector risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Market sector risk: The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.
BNY Mellon Innovators ETF | Information technology companies risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Information technology companies risk: The information technology sector has been among the most volatile sectors of the stock market. Information technology companies involve greater risk because their revenue and/or earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain information technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of information technology stocks than it does in other sectors. Fund investments may decline dramatically in value if anticipated products or services are delayed or cancelled.
BNY Mellon Innovators ETF | Healthcare companies risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Healthcare companies risk: The healthcare sector is subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability. Companies in the healthcare sector can be significantly affected by product liability claims, pricing pressure, rapid obsolescence of products or services, and patent expirations.
BNY Mellon Innovators ETF | Growth stock risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Growth stock risk: The fund invests in stocks of companies the sub-adviser believes are growth-oriented stocks (growth stocks). The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform value stocks and stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.
BNY Mellon Innovators ETF | Market capitalization risk (small-, mid- and large-cap stock risk) [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Market capitalization risk (small-, mid- and large-cap stock risk): To the extent the fund emphasizes investments in small-, mid- or large-cap stocks, it will assume the associated risks. At any given time, any of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities affecting their business. To the extent the fund invests in small- and mid-cap companies, it will be subject to additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities. Smaller companies may have limited product lines, markets or financial resources, or may depend on a limited management group.
BNY Mellon Innovators ETF | Market risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. A widespread outbreak of an infectious illness, such as COVID-19, and efforts to contain its spread, may result in market volatility, inflation, reduced liquidity of certain instruments, disruption in the trading of certain instruments, and systemic economic weakness. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
BNY Mellon Innovators ETF | Management risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Management risk: The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goal and cause your fund investment to lose value.
BNY Mellon Innovators ETF | Issuer risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Issuer risk: A security's market value may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services, or factors that affect the issuer's industry, such as labor shortages or increased production costs and competitive conditions within an industry.
BNY Mellon Innovators ETF | Authorized participants, market makers and liquidity providers risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Authorized participants, market makers and liquidity providers risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
BNY Mellon Innovators ETF | Fluctuation of net asset value, share premiums and discounts risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Fluctuation of net asset value, share premiums and discounts risk: As with all exchange-traded funds, fund shares may be bought and sold in the secondary market at market prices. The trading prices of fund shares in the secondary market may differ from the fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
BNY Mellon Innovators ETF | Trading issues risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Trading issues risk: Although fund shares are listed for trading on an exchange and may be listed or traded on other U.S. and non-U.S. stock exchanges as well, there can be no assurance that an active trading market for such fund shares will develop or be maintained. Trading in fund shares may be halted due to market conditions or for reasons that, in the view of the listing exchange, make trading in fund shares inadvisable. In addition, trading in fund shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange "circuit breaker" rules. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the fund will continue to be met or will remain unchanged or that fund shares will trade with any volume, or at all, on any stock exchange.
BNY Mellon Innovators ETF | Limited operating history risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Limited operating history risk: The fund is recently organized with limited operating history and there can be no assurance that the fund will grow to or maintain sufficient assets to achieve investment and trading efficiencies.
BNY Mellon Innovators ETF | BNY Mellon Innovators ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.50%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%	[1]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.50%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	280
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	628
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	51
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	160
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	280
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 628

[1]	The fund's management agreement provides that BNY Mellon ETF Investment Adviser, LLC (Adviser), the fund's investment adviser, will pay substantially all expenses for the fund, except for the management fees, payments under the fund's 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with any securities lending program to be adopted by the fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund's business.